Investments in Marketable Securities and Other Investments - Marketable Securities and Other Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Marketable securities:
Total marketable securities	$ 2.5	$ 9.0
Investments and other assets:
Equity method investments	12.3	9.6
Cost method and other long-term investments	1.0	1.0
Taxes receivable	57.7
Other assets	66.5	80.6
Total investments and other assets	137.5	91.2
U.S. Treasury and Agency Securities - Maturing Within One Year [Member]
Marketable securities:
U.S. Treasury and agency securities	2.5	6.5
U.S. Treasury and Agency Securities - Maturing Within Two Years [Member]
Marketable securities:
U.S. Treasury and agency securities		$ 2.5